BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Product Information [Line Items]
Total revenue	$ 3,828		$ 3,828
Net loss	132,843	$ 33,642	463,548	75,321
Net cash provided by (used in) operating activities			480,248	$ 158,860
Cash balance	$ 5,581		$ 5,581		$ 797
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%		100.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Unrelated Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	8.00%		4.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Other Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	100.00%		100.00%
Costs and Expenses [Member] | Supplier Concentration Risk [Member] | One Related Party Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	74.00%	47.00%	72.00%	56.00%